Cover Page Cover Page	Mar. 08, 2022
Cover [Abstract]
Entity Central Index Key	0000876883
Document Type	8-K
Document Period End Date	Mar. 08, 2022
Entity Registrant Name	Stagwell Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13718
Entity Tax Identification Number	86-1390679
Entity Address, Address Line One	One World Trade Center, Floor 65
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	646
Local Phone Number	429-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Entity Emerging Growth Company	false
Trading Symbol	STGW
Security Exchange Name	NASDAQ
Amendment Flag	false